Pension schemes	12 Months Ended
Dec. 31, 2020
Disclosure Of Defined Benefit Plans [Abstract]
Pension schemes

6 Pension schemes

Accounting policy

The expense of defined benefit pension schemes and other post-retirement employee benefits is determined using the projected unit credit method and charged in the income statement as an operating expense, based on actuarial assumptions reflecting market conditions at the beginning of the financial year. Actuarial gains and losses are recognised in full in the statement of comprehensive income in the period in which they occur.

Past service costs and credits are recognised immediately at the earlier of when plan amendments or curtailments occur and when related restructuring costs or termination benefits are recognised. Settlements are recognised when they occur.

Net pension obligations in respect of defined benefit schemes are included in the statement of financial position at the present value of scheme liabilities, less the fair value of scheme assets. Where schemes are in surplus, i.e. assets exceed liabilities, the net pension assets are separately included in the statement of financial position. Any net pension asset is limited to the extent that the asset is recoverable.

The expense of defined contribution pension schemes and other employee benefits is charged in the income statement as incurred.

Critical judgement and key source of estimation uncertainty

At 31 December 2020, the Group operates defined benefit pension schemes in the UK and the US. These schemes require management to exercise judgement in estimating the ultimate cost of providing post-employment benefits, especially given the length of each scheme’s liabilities. Accounting for defined benefit pension schemes involves judgement about uncertain events, including the life expectancy of the members, salary and pension increases, inflation, the future operation of each scheme and the rate at which the future pension payments are discounted. Estimates for these factors are used in determining the pension cost and liabilities reported in the financial statements. The estimates made around future developments of each of the critical assumptions are made in conjunction with independent actuaries, and each scheme is subject to a periodic review by independent actuaries. Information regarding the more significant assumptions used for valuation is provided below, together with a sensitivity analysis.

A number of pension schemes are operated around the world. The largest defined benefit schemes as at 31 December 2020 were in the UK and the US, and are summarised below.

6 Pension schemes (continued)

Major defined benefit schemes in place at 31 December 2020

The UK scheme is a final salary scheme and is closed to new hires. Members accrue a portion of their final pensionable earnings based on the number of years of service. The US scheme is a cash balance scheme and was closed to future accruals effective 1 January 2019.

Each of the major defined benefit schemes is administered by a separate fund that is legally separated from the Group. The trustees of the pension funds in the UK and plan fiduciaries of the US scheme are required by law to act in the interest of the funds’ beneficiaries. In the UK, the trustees of the pension fund are responsible for the investment policy with regard to the assets of the fund. The board of trustees consists of an equal number of company-appointed and member-nominated Directors. In the US, the fiduciary duties for the scheme are allocated between committees which are staffed by senior employees of the Group; the investment committee has the primary responsibility for the investment and management of plan assets. The funding of the Group’s major schemes reflects the different rules within each jurisdiction.

In the UK, the level of funding is determined by statutory triennial actuarial valuations in accordance with pensions legislation.

Where the scheme falls below 100% funded status, the Group and the scheme trustees must agree on how the deficit is to be remedied. The UK Pensions Regulator has significant powers and sets out in codes and guidance the parameters for scheme funding. As a result of the 2018 triennial valuation, the Group’s remaining deficit funding contributions to the scheme over the period 2020 to 2022 are £88m.

The US scheme has an annual statutory valuation which forms the basis for establishing the employer contribution each year (subject to ERISA and IRS minimums). Should the statutory funded status fall to below 100%, the US Pension Protection Act requires the deficit to be rectified with additional contributions over a seven-year period. The US scheme’s funded status is in excess of 100%.

Employer cash contributions to defined benefit pension schemes in respect of 2021 are expected to be approximately £57m including a £44m pension deficit funding contribution relating to the UK scheme recovery plan.

The pension expense (excluding interest amounts) recognised in the income statement consists of:

	2020	2019	2018
	£m	£m	£m
Defined benefit pension expense	11	11	47
Defined contribution pension expense	114	109	95
Total	125	120	142

£125m (2019: £120m; 2018: £135m) of the total pension cost is recognised within operating profit.

The amounts recognised in the income statement in respect of defined benefit pension schemes during the year are presented by major scheme as follows:

	2020			2019			2018
	UK	US	Total	UK	US	Total	UK	US	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Service cost	21	3	24	21	3	24	27	9	36
Settlement and past service (credits)/cost	—	(13)	(13)	(8)	(5)	(13)	11	—	11
Defined benefit pension expense	21	(10)	11	13	(2)	11	38	9	47
Net interest on net defined benefit obligation	9	1	10	9	3	12	6	3	9
Net defined benefit pension expense	30	(9)	21	22	1	23	44	12	56

In 2020, the past service credit relates to changes to the US scheme allowing in-service distributions to be made. In 2019, the past service credit relates to changes to both the UK and US schemes. In 2018, a past service cost was recognised to account for the impact of GMP equalisation in the UK.

Net interest on net defined benefit pension scheme liabilities is presented within net finance costs in the income statement.

The significant valuation assumptions, determined for each major scheme in conjunction with the respective independent actuaries, are presented below. The net defined benefit pension expense for each year is based on the assumptions and scheme valuations set at 31 December of the prior year.

AS AT 31 DECEMBER	2020		2019		2018
	UK	US	UK	US	UK	US
Discount rate	1.45%	2.45%	2.05%	3.25%	2.85%	4.20%
Inflation	2.80%	2.50%	2.95%	2.50%	3.15%	2.50%

Discount rates are set by reference to high-quality corporate bond yields.

Mortality assumptions make allowance for future improvements in longevity and have been determined by reference to applicable mortality statistics. The average life expectancy assumptions are set out below:

AS AT 31 DECEMBER 2020	Male average life expectancy		Female average life expectancy
	UK	US	UK	US
Member currently aged 60 years	86	86	89	88
Member currently aged 45 years	87	86	90	88

6 Pension schemes (continued)

The amount recognised in the statement of financial position in respect of defined benefit pension schemes at the start and end of the year and the movements during the year were as follows:

	2020			2019
	UK	US	Total	UK	US	Total
	£m	£m	£m	£m	£m	£m
Defined benefit obligation
At start of year	(4,251)	(1,018)	(5,269)	(3,772)	(1,040)	(4,812)
Service cost	(21)	(3)	(24)	(21)	(3)	(24)
Past service credits	—	13	13	8	5	13
Interest on pension scheme liabilities	(85)	(31)	(116)	(104)	(42)	(146)
Actuarial loss on financial assumptions	(492)	(99)	(591)	(495)	(116)	(611)
Actuarial gain/(loss) arising from experience assumptions	60	(13)	47	22	(5)	17
Contributions by employees	(8)	—	(8)	(9)	—	(9)
Liabilities transferred on settlement	—	—	—	—	65	65
Benefits paid	129	56	185	120	77	197
Exchange translation differences	0	33	33	—	41	41
At end of year	(4,668)	(1,062)	(5,730)	(4,251)	(1,018)	(5,269)

Fair value of scheme assets
At start of year	3,767	995	4,762	3,413	966	4,379
Interest income on plan assets	76	30	106	95	39	134
Return on assets excluding amounts included in interest income	291	135	426	304	166	470
Contributions by employer	63	7	70	66	6	72
Contributions by employees	8	—	8	9	—	9
Assets transferred on settlement	—	—	—	—	(65)	(65)
Benefits paid	(129)	(56)	(185)	(120)	(77)	(197)
Exchange translation differences	—	(34)	(34)	—	(40)	(40)
At end of year	4,076	1,077	5,153	3,767	995	4,762

Opening net deficit	(484)	(23)	(507)	(359)	(74)	(433)
Service cost	(21)	(3)	(24)	(21)	(3)	(24)
Net interest on net defined benefit obligation	(9)	(1)	(10)	(9)	(3)	(12)
Settlement and past service credits	—	13	13	8	5	13
Contributions by employer	63	7	70	66	6	72
Actuarial (losses)/gains	(141)	23	(118)	(169)	45	(124)
Exchange translation differences	—	(1)	(1)	—	1	1
Net pension obligation	(592)	15	(577)	(484)	(23)	(507)
Impact of asset ceiling	—	(47)	(47)	—	(13)	(13)
Overall net pension obligation	(592)	(32)	(624)	(484)	(36)	(520)

As at 31 December 2020, the defined benefit obligations comprised £5,459m (2019: £5,016m) in relation to funded schemes and £271m (2019: £253m) in relation to unfunded schemes.

The weighted average duration of defined benefit scheme liabilities is 19 years in the UK (2019: 19 years) and 11 years in the US (2019: 13 years). Deferred tax assets of £125m (2019: £96m) are recognised in respect of the pension scheme deficits.

A net pension asset has been recognised in relation to the US funded scheme after considering the guidance in IAS 19 – Employee Benefits and IFRIC 14. The split between net pension obligations and net pension assets is as follows:

	2020	2019
	£m	£m
Net pension asset recognised	47	45
Net pension obligation	(671)	(565)
Overall net pension obligation	(624)	(520)

6 Pension schemes (continued)

Amounts recognised in the statement of comprehensive income are set out below:

	2020	2019	2018
	£m	£m	£m
Gains and losses arising during the year:
Experience gains on scheme liabilities	47	17	6
Experience gains/(losses) on scheme assets	426	470	(273)
Actuarial (losses)/gains on the present value of scheme liabilities due to changes in:
– discount rates	(671)	(743)	242
– inflation	127	142	—
– other actuarial assumptions	(47)	(10)	(66)
	(118)	(124)	(91)
Net cumulative losses at start of year	(828)	(704)	(613)
Net cumulative losses at end of year	(946)	(828)	(704)

Additionally a loss of £37m (2019: £13m) is recognised in the statement of comprehensive income in relation to the asset ceiling. As at 31 December 2020, the asset ceiling balance is £47m (2019: £13), in 2020 there was a £3m (2019: nil) foreign exchange gain on the asset ceiling.

The major categories and fair values of scheme assets at the end of the reporting period are as follows:

FAIR VALUE OF SCHEME ASSETS	2020			2019
	UK	US	Total	UK	US	Total
	£m	£m	£m	£m	£m	£m
Equities	1,563	10	1,573	1,358	126	1,484
Liability matching assets	1,499	1,052	2,551	1,414	850	2,264
Property funds and ground leases	706	—	706	715	—	715
Direct lending	204	—	204	182	—	182
Cash and cash equivalents	95	12	107	75	13	88
Other	9	3	12	23	6	29
Total	4,076	1,077	5,153	3,767	995	4,762

Included within liability matching assets are government bonds totalling £1,948m (2019: £1,486m).

Assets and obligations associated with the schemes are sensitive to changes in the market values of assets and the market-related assumptions used to value scheme liabilities. In particular, adverse changes to asset values, discount rates or inflation could increase future pension costs and funding requirements.

Typically, the Group’s schemes are exposed to: investment risks, whereby actual rates of return on plan assets may be below those rates used to determine the defined benefit obligations, and interest rate risks, whereby scheme deficits may increase if bond yields in the UK and the US decline and are not offset by returns in liability matching and other assets. The schemes are also exposed to other risks, such as unanticipated future increases in member longevity patterns and inflation, all potentially leading to an increase in scheme liabilities.

Investment policies of each scheme are intended to ensure continuous payment of defined benefit pensions in the short-term and long-term. Efforts are made to limit risks on marketable securities by adopting investment policies that diversify assets across geographies and among equities, liability matching assets, property funds, cash and other assets. Asset allocations are dependent on a variety of factors including the duration of scheme liabilities and the funded position of the plan.

All equities and bonds have quoted prices in active markets.

Sensitivity analysis

The valuation of the Group’s pension scheme liabilities involves significant actuarial assumptions, being the life expectancy of the members, inflation and the rate at which the future pension payments are discounted. Differences arising from actual experience or future changes in assumptions may materially affect future pension charges. In particular, changes in assumptions for discount rates, inflation and life expectancies that are reasonably possible would have the following approximate effects on the defined benefit pension obligations:

£m
Increase/decrease of 0.25% in discount rate	257
Increase/decrease of 0.25% in the expected inflation rate	161
Increase/decrease of one year in assumed life expectancy	216

The above analysis has been calculated on the same basis used to determine the defined benefit obligation recognised in the statement of financial position. There has been no change in the methods used to prepare the analysis compared with prior years. This sensitivity analysis may not be representative of the actual change in the defined benefit obligation as it is unlikely that changes in the above assumptions would occur in isolation as some of the assumptions may be correlated.